SCHEDULE OF INVENTORIES (Details) - USD ($)	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 76,513	$ 112,023
Finished goods	187,093	168,115	118,005
Total inventory	$ 263,606	$ 280,138	$ 118,005